Employee Benefits, Net Liability and Net Period Cost for Employee Benefit (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 USD ($)
Disclosure of net defined benefit liability [abstract]
Liabilities	$ 167,152,441	$ 143,516,143		$ 8,247
Net period cost (benefit) [abstract]
Net period cost (benefit)	18,232,542	16,971,936	$ 15,979,152
Mexico [Member]
Disclosure of net defined benefit liability [abstract]
Liabilities	145,277,743	119,265,063
Net period cost (benefit) [abstract]
Net period cost (benefit)	16,074,164	14,601,940	13,673,155
Puerto Rico [Member]
Disclosure of net defined benefit liability [abstract]
Liabilities	6,954,741	7,227,422
Net period cost (benefit) [abstract]
Net period cost (benefit)	535,051	170,389	538,681
Brazil [Member]
Disclosure of net defined benefit liability [abstract]
Liabilities	5,411,258	7,401,235
Net period cost (benefit) [abstract]
Net period cost (benefit)	(228,547)	369,624	587,552
Europe [Member]
Disclosure of net defined benefit liability [abstract]
Liabilities	8,578,927	8,919,884
Net period cost (benefit) [abstract]
Net period cost (benefit)	1,755,407	1,750,101	1,176,028
Ecuador [Member]
Disclosure of net defined benefit liability [abstract]
Liabilities	654,465	479,762
Net period cost (benefit) [abstract]
Net period cost (benefit)	65,123	40,498	(29,743)
El Salvador [Member]
Disclosure of net defined benefit liability [abstract]
Liabilities	165,653	113,508
Net period cost (benefit) [abstract]
Net period cost (benefit)	16,430	15,190	14,384
Nicaragua [Member]
Disclosure of net defined benefit liability [abstract]
Liabilities	71,266	53,974
Net period cost (benefit) [abstract]
Net period cost (benefit)	13,387	10,937	11,502
Honduras [Member]
Disclosure of net defined benefit liability [abstract]
Liabilities	38,388	55,295
Net period cost (benefit) [abstract]
Net period cost (benefit)	$ 1,527	$ 13,257	$ 7,593